UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA CALIFORNIA BOND FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2005

[LOGO OF USAA]
   USAA(R)

                            USAA CALIFORNIA
                                  BOND Fund

                                          [GRAPHIC OF USAA CALIFORNIA BOND FUND]

                   S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     1

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               6

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

   Portfolio of Investments                                                   15

   Notes to Portfolio of Investments                                          23

   Financial Statements                                                       24

   Notes to Financial Statements                                              27

EXPENSE EXAMPLE                                                               36

ADVISORY AGREEMENT                                                            38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                  . . . WE BELIEVE MONEY MARKET AND SHORT-TERM
[PHOTO OF CHRISTOPHER W. CLAUS]      BOND INVESTORS MAY LOOK FORWARD TO HIGHER
                                             YIELDS IN THE COMING MONTHS.

                                                        "

                                                                    October 2005
--------------------------------------------------------------------------------

                 Over the years, your USAA fixed-income team has earned a reputation for repeatedly delivering "best-in-class" performance. Our portfolio managers have built their track record on a commitment to risk management, a disciplined approach to income accumulation, and strong fundamental credit analysis. In the months ahead, they will be particularly watchful for inflationary trends. Inflation is an important consideration for most fixed-income investors - specifically, whether inflation will increase, causing interest rates to spike and thereby eroding both purchasing power and investment principal.

                 I believe that we will see an uptick in inflation, largely because of increased energy and commodity prices. Inflation control is a publicly stated goal of the Federal Reserve Board (the Fed), which is likely to use monetary policy (i.e., interest rates) as a tactic. However, unless inflation rises dramatically, the Fed is expected to maintain a measured approach, raising short-term interest rates in quarter-percent increments into early 2006.

                 As a result, we believe money market and short-term bond investors may look forward to higher yields in the coming months. Even if inflation increases, we believe that short-term interest rates - and therefore, yields - could be higher than the inflation rate, which was not the case during much of the last two years when rates were at historically low levels.

                 On the longer end of the yield curve, I believe that interest rates will drift upward, with the 10-year U.S. Treasury rate reaching a range of between 4.75% and 5.00%. Although a spike seems unlikely given the confidence of fixed-income investors that the Fed can control inflation, long-term investors may see a decline in the value of their holdings.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

                 Remember, as interest rates rise, bond prices fall. However, lower bond prices in the near term could be somewhat offset by higher yields.

                 In this environment, we continue to pursue a threefold strategy. First, we seek to generate high current income, which is important for long-term performance. Second, we seek to limit share price volatility by positioning the portfolio at advantageous points along the yield curve. Third, we focus on credit analysis to identify opportunities in the market and determine if they offer adequate reward for their given level of risk.

                 In this environment, investors would be wise to be patient and let their money work for them. Furthermore, as yields rise, investors can make the most of the power of compounding by investing the income they receive from their investments.

                 As always, your portfolio management team will continue working hard on your behalf. We remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. From all of us here at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /s/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax. o Past performance is no guarantee of future results.

 . . . C O N T I N U E D
========================--------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]       FIVE USAA TAX-EXEMPT MUTUAL FUNDS AWARDED THE
          USA 2005                 2005 LIPPER FUND AWARD FOR CONSISTENT RETURN

I am pleased to announce that USAA's tax-exempt bond funds continue to be recognized for the consistency of their performance through all market cycles. Recently, the tax-exempt USAA New York Bond Fund and USAA Virginia Bond Fund were named "Best Fund for Consistent Return" in their respective categories for the five-year period ending December 31, 2004. Lipper, a leading global provider of mutual fund information and analysis, also named the tax-exempt USAA Long-Term Fund, USAA California Bond Fund, and USAA Florida Tax-Free Income Fund as "Best Fund for Consistent Return" in their respective categories for the 10-year period ended December 31, 2004.

Lipper presents these awards annually to the fund in each Lipper classification that achieved the highest consistent return scores. A fund's consistent return score evaluates its risk-adjusted returns, adjusted for volatility and the strength of the fund's performance relative to peers, for the overall time periods ended December 31, 2004. Consistent return is a quantitative metric that incorporates risk-adjusted return and the strength of the fund's performance trend.

This is the third year that Lipper Fund Awards have been presented to U.S.-based mutual fund winners. The awards are given to funds in 17 countries in Asia, Europe, and the United States.

The USAA funds were chosen among 99, 43, and 22 funds in the categories of General Municipal Debt Funds, California Municipal Debt Funds, and Florida Municipal Debt Funds, respectively, for the 10-year period and among 87 and 30 New York Municipal Debt Funds and Virginia Bond Funds, respectively, for the 5-year period. Lipper Fund Awards are not intended to predict future results and Lipper does not guarantee the accuracy of this information. A detailed explanation of the Consistent Return calculation methodology is available at www.lipperleaders.com. Lipper is a leading global provider of mutual fund research.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]  ROBERT R. PARISEAU, CFA
                               USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2005, TO SEPTEMBER 30, 2005?

                 Your USAA California Bond Fund provided a total return of 3.07% versus an average of 2.96% for the 126 funds in the Lipper California Municipal Debt Funds Average. This compares to a 2.80% return for the Lehman Brothers Municipal Bond Index and a 3.11% return for the Lipper California Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.31%, well above the 3.92% of the Lipper category average. A long-term realized capital gain of approximately $0.04 to $0.05 per share is currently expected to be paid to shareholders in December 2005.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 True to his word, Federal Reserve Chairman Alan Greenspan continued to increase short-term interest rates. From March to September, the Federal Reserve Board (the Fed) raised the federal funds target rate from 2.75% to 3.75%. During this time, longer-term interest rates fell and climbed twice before ending the period slightly lower than they began. Over the last 12 months, longer maturities have outperformed shorter maturities by a considerable margin.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of longer-term, investment-grade municipal bonds. We invest with an income orientation because OVER TIME income usually provides the vast majority of a bond's total return. We strived to balance income

                 REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 generation against the potential for price volatility by focusing on the 20- to 30-year maturity range - a somewhat defensive posture which, in combination with our income orientation, boosted performance.

                 Because of higher interest rates and with credit spreads near the long-term average, we have been more inclined to purchase better-quality, medium-grade securities (rated BBB and A). We continue to be selective about bonds rated low in their category (such as BBB- health care issuers), because they are still trading at very narrow spreads.

IS CALIFORNIA'S STATE BUDGET CRISIS OVER?

                 Job growth has helped to propel California's economic expansion. However, despite burgeoning tax collections, the state's structural budget shortfall remains a substantial obstacle to fiscal stability. In fact, the non-partisan California Legislative Analyst's Office predicts a sizable deficit of $3.4 billion in 2005-06, with an ongoing shortfall in 2006-07 of just less than $9 billion.

                 Although California's bond ratings were recently upgraded to A2 (Moody's Investors Service; positive outlook), A (Standard & Poor's Ratings; stable), and A (Fitch Ratings), they remain below those of other state general obligations.

WHAT IS THE OUTLOOK?

                 Many investors are concerned that higher commodity and energy prices, exacerbated by hurricane damage, could dampen retail consumption just as higher mortgage rates may deflate the housing bubble. However, the Fed believes the economy is solidly on course and that inflation is potentially the greater risk. Although the market currently expects the Fed to raise short-term rates at least another 0.50%, THE DIRECTION OF LONG-TERM RATES will be largely determined by market expectations for inflation and economic growth. The current market consensus, although fragile, predicts a softening economy before inflation becomes a serious issue. We expect interest rates to remain volatile.

                 As always, we appreciate your trust and will continue to work hard on your behalf.

6

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA CALIFORNIA BOND FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
              out of 125 municipal California long-term bond funds
                    for the period ending September 30, 2005:

                                 OVERALL RATING
                                     * * * *

        3-YEAR                     5-YEAR                          10-YEAR
       * * * *                    * * * *                          * * * *
   out of 125 funds           out of 113 funds                 out of 80 funds

  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
        (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA CALIFORNIA BOND FUND

               [LOGO OF LIPPER LEADER]     [LOGO OF LIPPER LEADER]
                    TOTAL RETURN              CONSISTENT RETURN

The Fund is listed as a Lipper Leader for Total Return and Consistent Return among 114 funds within the Lipper California Municipal Debt Funds category for the overall period ending September 30, 2005. The Fund received a Lipper Leader rating for Total Return among 114, 99, and 67 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

                             LIPPER NAMED YOUR USAA CALIFORNIA BOND FUND THE
[LOGO OF LIPPER FUND AWARDS] "BEST FUND OVER 10 YEARS" FOR CONSISTENT RETURN IN
          USA 2005 THE CALIFORNIA MUNICIPAL DEBT FUNDS CATEGORY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2004.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 114 AND 103 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF TWO AMONG 47 FUNDS FOR THE 10-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

THE HIGHEST LIPPER LEADER FOR CONSISTENT RETURN VALUE WITHIN EACH ELIGIBLE CLASSIFICATION DETERMINED THE FUND CLASSIFICATION WINNER OVER THE THREE-, FIVE-, OR 10-YEAR PERIODS ENDED DECEMBER 31, 2004. CONSISTENT RETURN IS A QUANTITATIVE METRIC THAT INCORPORATES RISK-ADJUSTED RETURN AND THE STRENGTH OF THE FUND'S PERFORMANCE TREND RELATIVE TO PEERS. THE USAA FUND WAS CHOSEN AMONG 43 CALIFORNIA MUNICIPAL DEBT FUNDS FOR THE 10-YEAR PERIOD. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. A DETAILED EXPLANATION OF THE CONSISTENT RETURN CALCULATION METHODOLOGY IS AVAILABLE ON WWW.LIPPERLEADERS.COM. LIPPER IS A LEADING GLOBAL PROVIDER OF MUTUAL FUND RESEARCH.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and California state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in long-term investment-grade California tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

-------------------------------------------------------------------------------------------------
                                                                  9/30/05              3/31/05
-------------------------------------------------------------------------------------------------
Net Assets                                                    $692.4 Million       $669.2 Million
Net Asset Value Per Share                                          $11.22               $11.12
Tax-Exempt Dividends Per Share Last 12 Months                      $0.484               $0.487
Capital Gain Distributions Per Share Last 12 Months                $0.039               $0.039

-------------------------------------------------------------------------------------------------
                                                                  9/30/05              3/31/05
-------------------------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                                           14.7 Years           16.8 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

---------------------------------------------------------------------------
       SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/05
---------------------------------------------------------------------------

3/31/05 TO 9/30/05                                  30-DAY SEC YIELD
      3.07%**                                            3.28%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2005

-------------------------------------------------------------------------------------
                 TOTAL RETURN      =     DIVIDEND RETURN        +     PRICE CHANGE
-------------------------------------------------------------------------------------
10 YEARS             6.11%         =          5.20%             +         0.91%
5 YEARS              5.99%         =          4.73%             +         1.26%
1 YEAR               4.65%         =          4.39%             +         0.26%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2005

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

------------------------------------------------------------------------------------
                  TOTAL RETURN         DIVIDEND RETURN         CHANGE IN SHARE PRICE
------------------------------------------------------------------------------------
9/30/1996             8.34%                 6.02%                      2.32%
9/30/1997             9.85%                 5.97%                      3.88%
9/30/1998            10.15%                 5.69%                      4.46%
9/30/1999            -3.00%                 4.93%                     -7.93%
9/30/2000             6.37%                 5.71%                      0.66%
9/30/2001             9.79%                 5.37%                      4.42%
9/30/2002             7.91%                 4.94%                      2.97%
9/30/2003             2.64%                 4.45%                     -1.81%
9/30/2004             5.06%                 4.50%                      0.56%
9/30/2005             4.65%                 4.39%                      0.26%

                                 [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE
                 NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA California Bond
Fund's Dividend Return on Page 9,
and assuming California state tax
rates of:                              8.00%         9.30%        9.30%         9.30%
and assuming marginal federal tax
rates of:                             25.00%        28.00%       33.00%        35.00%

 A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
 PERIOD                RETURN
--------             ---------
10 Years               5.20%           7.54%         7.96%        8.56%         8.82%
5 Years                4.73%           6.86%         7.24%        7.78%         8.02%
1 Year                 4.39%           6.36%         6.72%        7.22%         7.45%

To match the USAA California Bond Fund's closing 30-day SEC Yield of 3.28%,

A FULLY TAXABLE INVESTMENT MUST PAY:   4.75%         5.02%        5.40%         5.56%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                   LEHMAN BROTHERS            LIPPER CALIFORNIA            LIPPER CALIFORNIA
                       USAA CALIFORNIA              MUNICIPAL BOND             MUNICIPAL DEBT               MUNICIPAL DEBT
                         BOND FUND                      INDEX                    FUNDS INDEX                 FUNDS AVERAGE
                       ---------------             ---------------            -----------------            -----------------
09/30/95                 $10,000.00                  $10,000.00                  $10,000.00                   $10,000.00
10/31/95                  10,195.16                   10,145.37                   10,180.73                    10,188.40
11/30/95                  10,418.93                   10,313.92                   10,393.60                    10,409.06
12/31/95                  10,562.32                   10,412.92                   10,527.68                    10,542.55
01/31/96                  10,614.55                   10,491.60                   10,566.10                    10,580.91
02/29/96                  10,545.86                   10,420.74                   10,488.08                    10,498.01
03/31/96                  10,384.16                   10,287.61                   10,304.05                    10,315.24
04/30/96                  10,387.60                   10,258.43                   10,267.93                    10,275.35
05/31/96                  10,397.68                   10,254.53                   10,279.44                    10,290.18
06/30/96                  10,545.27                   10,366.29                   10,395.17                    10,406.60
07/31/96                  10,639.74                   10,460.08                   10,511.21                    10,517.46
08/31/96                  10,658.75                   10,457.73                   10,513.66                    10,516.23
09/30/96                  10,833.89                   10,603.88                   10,674.58                    10,678.47
10/31/96                  10,977.42                   10,723.72                   10,792.97                    10,794.31
11/30/96                  11,171.47                   10,920.15                   11,000.26                    11,000.16
12/31/96                  11,131.85                   10,874.04                   10,945.41                    10,947.47
01/31/97                  11,121.94                   10,894.62                   10,932.60                    10,931.49
02/28/97                  11,247.78                   10,994.66                   11,032.09                    11,027.89
03/31/97                  11,069.90                   10,847.99                   10,879.60                    10,878.43
04/30/97                  11,165.26                   10,938.91                   10,979.02                    10,980.25
05/31/97                  11,354.26                   11,103.56                   11,146.85                    11,149.94
06/30/97                  11,483.53                   11,221.83                   11,265.69                    11,264.07
07/31/97                  11,815.10                   11,532.63                   11,612.52                    11,619.36
08/31/97                  11,736.43                   11,424.52                   11,487.57                    11,488.88
09/30/97                  11,901.34                   11,559.99                   11,643.71                    11,642.69
10/31/97                  11,987.72                   11,634.49                   11,712.36                    11,710.18
11/30/97                  12,070.96                   11,703.01                   11,783.18                    11,783.48
12/31/97                  12,281.94                   11,873.65                   11,970.65                    11,966.07
01/31/98                  12,412.00                   11,996.09                   12,088.01                    12,086.10
02/28/98                  12,411.06                   11,999.74                   12,085.76                    12,079.80
03/31/98                  12,435.19                   12,010.42                   12,088.58                    12,079.29
04/30/98                  12,345.58                   11,956.23                   12,009.67                    11,999.52
05/31/98                  12,564.98                   12,145.37                   12,214.12                    12,203.83
06/30/98                  12,635.14                   12,193.31                   12,264.10                    12,249.94
07/31/98                  12,668.41                   12,223.79                   12,288.85                    12,273.90
08/31/98                  12,928.23                   12,412.66                   12,497.68                    12,477.11
09/30/98                  13,109.16                   12,567.41                   12,685.91                    12,659.37
10/31/98                  13,048.92                   12,567.15                   12,642.40                    12,618.79
11/30/98                  13,117.97                   12,611.18                   12,699.32                    12,666.29
12/31/98                  13,128.06                   12,642.96                   12,707.22                    12,669.48
01/31/99                  13,285.18                   12,793.28                   12,848.34                    12,807.40
02/28/99                  13,224.52                   12,737.53                   12,784.82                    12,744.31
03/31/99                  13,238.45                   12,754.98                   12,808.71                    12,761.55
04/30/99                  13,248.21                   12,786.77                   12,827.58                    12,780.07
05/31/99                  13,146.53                   12,712.78                   12,726.43                    12,679.02
06/30/99                  12,901.47                   12,529.90                   12,517.85                    12,463.56
07/31/99                  12,909.45                   12,575.49                   12,542.05                    12,483.11
08/31/99                  12,742.05                   12,474.67                   12,386.05                    12,319.25
09/30/99                  12,715.40                   12,479.88                   12,377.52                    12,307.32
10/31/99                  12,432.45                   12,344.67                   12,162.79                    12,088.52
11/30/99                  12,529.71                   12,475.97                   12,285.41                    12,205.85
12/31/99                  12,442.18                   12,382.96                   12,156.09                    12,066.59
01/31/00                  12,354.19                   12,329.04                   12,070.34                    11,971.00
02/29/00                  12,559.69                   12,472.32                   12,267.55                    12,170.29
03/31/00                  12,852.76                   12,744.82                   12,582.34                    12,496.74
04/30/00                  12,759.36                   12,669.53                   12,467.99                    12,376.60
05/31/00                  12,711.36                   12,603.62                   12,406.01                    12,307.64
06/30/00                  13,108.46                   12,937.61                   12,764.00                    12,671.12
07/31/00                  13,331.76                   13,117.63                   12,969.55                    12,876.29
08/31/00                  13,593.67                   13,319.79                   13,250.57                    13,154.00
09/30/00                  13,525.07                   13,250.49                   13,168.60                    13,074.61
10/31/00                  13,675.54                   13,395.08                   13,289.11                    13,187.41
11/30/00                  13,799.41                   13,496.42                   13,386.99                    13,282.38
12/31/00                  14,227.77                   13,829.88                   13,731.02                    13,623.50
01/31/01                  14,201.43                   13,966.92                   13,789.18                    13,680.64
02/28/01                  14,261.51                   14,011.21                   13,833.72                    13,721.20
03/31/01                  14,397.91                   14,136.78                   13,923.45                    13,803.56
04/30/01                  14,044.03                   13,983.59                   13,650.15                    13,525.37
05/31/01                  14,194.98                   14,134.17                   13,818.79                    13,688.44
06/30/01                  14,278.42                   14,228.74                   13,907.06                    13,772.38
07/31/01                  14,552.31                   14,439.50                   14,137.26                    14,001.01
08/31/01                  14,955.98                   14,677.35                   14,499.17                    14,357.28
09/30/01                  14,851.10                   14,628.11                   14,409.32                    14,282.05
10/31/01                  14,980.49                   14,802.40                   14,561.33                    14,431.24
11/30/01                  14,868.17                   14,677.61                   14,430.41                    14,296.04
12/31/01                  14,695.43                   14,538.76                   14,267.42                    14,120.73
01/31/02                  14,859.87                   14,790.94                   14,465.67                    14,319.79
02/28/02                  15,027.08                   14,969.13                   14,624.82                    14,478.67
03/31/02                  14,717.16                   14,675.79                   14,290.05                    14,129.88
04/30/02                  14,953.86                   14,962.62                   14,541.02                    14,379.18
05/31/02                  15,044.07                   15,053.54                   14,650.68                    14,486.06
06/30/02                  15,154.27                   15,212.72                   14,764.41                    14,604.22
07/31/02                  15,324.64                   15,408.37                   14,930.75                    14,772.63
08/31/02                  15,583.38                   15,593.60                   15,142.34                    14,984.23
09/30/02                  16,029.70                   15,935.14                   15,546.96                    15,379.69
10/31/02                  15,569.63                   15,670.97                   15,128.98                    14,967.07
11/30/02                  15,531.80                   15,605.84                   15,087.09                    14,924.58
12/31/02                  15,915.71                   15,935.13                   15,405.54                    15,230.96
01/31/03                  15,806.73                   15,894.75                   15,276.20                    15,097.60
02/28/03                  16,123.03                   16,116.98                   15,511.23                    15,323.00
03/31/03                  16,135.47                   16,126.62                   15,500.19                    15,321.25
04/30/03                  16,309.29                   16,233.17                   15,630.64                    15,445.57
05/31/03                  16,744.84                   16,613.27                   16,013.59                    15,813.45
06/30/03                  16,542.54                   16,542.67                   15,885.09                    15,689.65
07/31/03                  15,836.96                   15,963.79                   15,279.35                    15,089.55
08/31/03                  16,029.29                   16,082.85                   15,381.28                    15,190.88
09/30/03                  16,453.46                   16,555.69                   15,823.91                    15,622.21
10/31/03                  16,385.04                   16,472.33                   15,779.86                    15,573.05
11/30/03                  16,619.15                   16,644.01                   15,976.09                    15,769.89
12/31/03                  16,759.26                   16,781.82                   16,109.36                    15,890.80
01/31/04                  16,790.00                   16,877.95                   16,185.35                    15,959.87
02/29/04                  17,118.44                   17,131.96                   16,467.44                    16,228.38
03/31/04                  17,029.23                   17,072.30                   16,371.01                    16,127.64
04/30/04                  16,582.84                   16,667.98                   15,971.39                    15,734.87
05/31/04                  16,519.66                   16,607.54                   15,908.38                    15,663.92
06/30/04                  16,596.88                   16,667.98                   15,983.86                    15,738.53
07/31/04                  16,827.74                   16,887.33                   16,191.34                    15,942.73
08/31/04                  17,147.29                   17,225.75                   16,514.88                    16,253.72
09/30/04                  17,286.41                   17,317.19                   16,617.36                    16,351.57
10/31/04                  17,456.56                   17,466.21                   16,764.67                    16,500.15
11/30/04                  17,271.94                   17,322.14                   16,635.26                    16,367.70
12/31/04                  17,569.57                   17,533.68                   16,853.80                    16,576.85
01/31/05                  17,753.43                   17,697.55                   17,047.87                    16,762.67
02/28/05                  17,692.16                   17,638.67                   16,991.13                    16,717.68
03/31/05                  17,551.42                   17,527.43                   16,881.17                    16,607.32
04/30/05                  17,838.33                   17,803.84                   17,163.27                    16,873.13
05/31/05                  17,963.29                   17,929.67                   17,295.13                    16,996.32
06/30/05                  18,090.80                   18,040.91                   17,408.51                    17,100.58
07/31/05                  18,026.39                   17,959.37                   17,341.87                    17,044.46
08/31/05                  18,202.29                   18,140.69                   17,536.45                    17,223.70
09/30/05                  18,094.17                   18,018.50                   17,406.75                    17,100.33

                                   [END CHART]

                 DATA FROM 9/30/95 THROUGH 9/30/05.

The graph illustrates the comparison of a $10,000 investment in the USAA California Bond Fund to the following benchmarks:

                 THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.

                 THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS CATEGORY.

                 THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL CALIFORNIA MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 12-MONTH DIVIDEND YIELD COMPARISON

            [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                   LIPPER CALIFORNIA
                        USAA CALIFORNIA              MUNICIPAL DEBT
                          BOND FUND                  FUNDS AVERAGE
                        ---------------            -----------------
9/30/1996                   5.71%                        5.16%
9/30/1997                   5.48                         4.90
9/30/1998                   5.18                         4.56
9/30/1999                   5.50                         4.72
9/30/2000                   5.39                         4.70
9/30/2001                   4.98                         4.41
9/30/2002                   4.51                         4.17
9/30/2003                   4.42                         4.12
9/30/2004                   4.35                         4.02
9/30/2005                   4.31                         3.92

                            [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/96 TO 9/30/05.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------------
                 TOP 10 INDUSTRIES
                 (% of Net Assets)
-----------------------------------------------------

Escrowed Bonds                                  22.5%

General Obligation                              16.6%

Hospital                                         9.4%

Water/Sewer Utility                              7.1%

Real Estate Tax/Fee                              6.9%

Special Assessment/Tax/Fee                       6.9%

Education                                        6.7%

Electric/Gas Utility                             5.6%

Nursing/CCRC                                     4.4%

Appropriated Debt                                4.3%
-----------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-22.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

             PORTFOLIO RATINGS MIX
                    9/30/05

      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                         66%
A                                           22%
AA                                           7%
BBB                                          4%
Short-Term Instruments                       1%

                 [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category AA account for 0.8% of the Fund's investments and are included in the appropriate category above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-22.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

CATEGORIES & DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the California Health Insurance Construction Loan Insurance Program.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                 (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP     Certificate of Participation

                 ETM     Escrowed to final maturity

                 GO      General Obligation

                 MFH     Multifamily Housing

                 MLO     Municipal Lease Obligation

                 PCRB    Pollution Control Revenue Bond

                 PRE     Prerefunded to a date prior to maturity

                 RB      Revenue Bond

                 SAVRS   Select Auction Variable Rate Securities

                 USD     Unified School District

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON                  FINAL             MARKET
   AMOUNT     SECURITY                                                  RATE               MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (96.5%)

              CALIFORNIA (94.0%)
  $ 2,835     Anaheim Public Financing Auth. RB,
                Series 2002B (INS)                                      5.25%            10/01/2018           $  3,108
    4,500     Antelope Valley Healthcare District RB,
                Series 1997B (INS)                                      5.20              1/01/2027              4,747
   17,700     Association of Bay Area Governments
                Finance Auth. COP, Series 1999 (INS)                    6.20             11/01/2029             18,835
              Chaffey Community College District GO,
    2,140       Series 2002A (PRE)(INS)                                 5.25              7/01/2022              2,386
      110       Series 2002A (INS)                                      5.25              7/01/2022                120
    5,995     Chaffey Joint Union High School District GO,
                Series 1998C (INS)                                      5.38              5/01/2023              6,586
    2,200     Chino Valley USD GO, Series 2002A (INS)                   5.38              8/01/2019              2,438
    5,000     Coronado Community Development Agency
                Tax Allocation Bonds, Series 2000 (INS)                 5.60              9/01/2030              5,492
              Educational Facilities Auth. RB,
    5,820       Series 1995 (Redlands Univ.) (PRE)                      6.00             10/01/2025              5,937
    2,195       Series 1995 (Redlands Univ.) (PRE)                      6.00             10/01/2025              2,239
    8,050       Series 1995A (California Education Pool)                5.60             12/01/2020              8,229
    6,000       Series 2000 (Univ. of the Pacific) (INS)                5.75             11/01/2030              6,608
    8,000       Series N (Stanford Univ.)                               5.20             12/01/2027              8,363
    5,945     Escondido COP, Series 2000A (INS)                         5.75              9/01/2030              6,569
              Fairfield-Suisun USD GO,
    1,855       Series 2002 (INS)                                       5.25              8/01/2019              2,032
    1,955       Series 2002 (INS)                                       5.25              8/01/2020              2,126
    2,025       Series 2002 (INS)                                       5.25              8/01/2021              2,202
    2,000     Fontana USD GO, Series 1990D (INS)                        5.75              5/01/2022              2,196
    1,500     Fresno Airport RB, Series 2000A (INS)                     5.50              7/01/2030              1,633
              Garden Grove Agency Community
                Development Tax Allocation Bonds,
    2,560       Series 2003 (INS)                                       5.38             10/01/2017              2,806
    2,700       Series 2003 (INS)                                       5.38             10/01/2018              2,951
    1,420       Series 2003 (INS)                                       5.38             10/01/2019              1,550
    1,650     Glendora USD GO, Series 2000A (PRE)(INS)                  5.38              9/01/2025              1,830
   12,000     Golden State Tobacco Securitization RB
                (State Appropriation Enhanced),
                Series 2003B (PRE)                                      5.50              6/01/2033             13,423
   18,000     Golden State Tobacco Securitization RB
                (State Enhanced), Series 2005A (INS)                    4.57(a)           6/01/2022             14,470

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON                  FINAL             MARKET
   AMOUNT     SECURITY                                                  RATE               MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
              Health Facilities Financing Auth. RB,
  $ 3,175       Series 1992A (Scripps Memorial
                Hospital) (PRE)(INS)                                    6.38%            10/01/2022           $  3,175
    1,000       Series 1997A (Sunny View) (NBGA)                        5.50              1/01/2019              1,034
    1,250       Series 1998B (Kaiser Permanente) (ETM)                  5.00             10/01/2020              1,318
    1,260       Series 2003B (Cottage Health System) (INS)              5.25             11/01/2018              1,363
    2,200       Series 2004A (Marshall Medical Center)
                (NBGA)                                                  5.00             11/01/2024              2,272
    2,000       Series 2004A (Marshall Medical Center)
                (NBGA)                                                  5.00             11/01/2029              2,055
    4,000       Series 2005 (Cedars Sinai Medical Center)               5.00             11/15/2027              4,110
    8,000       Series 2005 (Cedars Sinai Medical Center)               5.00             11/15/2034              8,159
    4,180     Hollister Joint Powers Financing Auth. RB (INS)           5.90             12/01/2023              4,200
    3,000     Housing Finance Agency MFH RB,
                Series 1996A (INS)                                      6.05              8/01/2027              3,124
    5,455     Imperial Beach MFH RB, Series 1995A                       6.45              9/01/2025              5,571
              Infrastructure and Economic Development
                Bank RB,
    1,000       Series 2000 (Scripps Research Institute)                5.63              7/01/2020              1,056
    1,250       Series 2000 (Scripps Research Institute)                5.75              7/01/2030              1,326
    9,690       Series 2005A (Scripps Research Institute)               5.00              7/01/2029             10,057
    1,335     Little Lake City School District GO,
                Series 2000B (INS)                                      5.25              7/01/2022              1,451
              Los Angeles Department of Water and
                Power RB,
   10,000       Series 2001A (INS)                                      5.25              7/01/2018             10,863
   20,700       Series 2003A, Subseries A-2                             5.00              7/01/2030             21,390
              Los Angeles USD GO,
    4,100       Series E (Election of 1997) (PRE)(INS)                  5.50              7/01/2017              4,601
    6,000       Series E (Election of 1997) (PRE)(INS)                  5.50              7/01/2018              6,733
              Menlo Park Community Development Agency
                Tax Allocation Bonds,
    2,500       Series 2000 (INS)                                       5.45              6/01/2021              2,729
    6,390       Series 2000 (INS)                                       5.50              6/01/2025              6,995
    4,030     Mt. San Antonio Community College District
                GO, Series A (PRE)(INS)                                 5.38              5/01/2022              4,518
   15,200     Oakland USD GO, Series 2000F (INS)                        5.50              8/01/2024             16,543
              Orange County Water District COP,
    1,000       Series 2003B (INS)                                      5.38              8/15/2020              1,086
    1,780       Series 2003B (INS)                                      5.38              8/15/2022              1,927

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON                  FINAL             MARKET
   AMOUNT     SECURITY                                                  RATE               MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 2,695     Palos Verdes Peninsula USD GO,
                Series A (PRE)(INS)                                     5.25%            11/01/2020           $  2,979
    2,000     Port of Oakland RB, Series 2002M (INS)                    5.25             11/01/2020              2,166
    5,000     Poway Redevelopment Agency Tax
                Allocation RB, Series 2000 (INS)                        5.75              6/15/2033              5,605
              Riverside County Public Financing Auth.
                Tax Allocation RB,
    3,860       Series 1997A (PRE)                                      5.63             10/01/2033              4,037
    9,540       Series 1997A                                            5.63             10/01/2033              9,833
    2,500       Series 2005A (INS)                                      5.00             10/01/2025              2,617
    3,000       Series 2005A (INS)                                      5.00             10/01/2035              3,111
    2,825     Sacramento County Airport Systems RB,
                Series 2002A (INS)                                      5.25              7/01/2022              3,049
   20,225     Sacramento County Sanitation District
                Finance Auth. RB, Series 2000 (PRE)(INS)                5.63             12/01/2030             22,738
              Sacramento Financing Auth. RB (MLO),
    4,340       Series 2002A (City Hall) (PRE)(INS)                     5.25             12/01/2016              4,823
    1,340       Series 2002A (City Hall) (INS)                          5.25             12/01/2016              1,468
    2,680       Series 2002A (City Hall) (PRE)(INS)                     5.25             12/01/2017              2,978
      895       Series 2002A (City Hall) (INS)                          5.25             12/01/2017                980
    2,935       Series 2002A (City Hall) (PRE)(INS)                     5.38             12/01/2021              3,273
    6,000     Sacramento Power Auth. RB, Series 1995 (PRE)              6.00              7/01/2022              6,261
              Sacramento Utility District Electric RB,
    2,410       Series 2002Q (INS)                                      5.25              8/15/2021              2,611
    1,000       Series 2002Q (INS)                                      5.25              8/15/2022              1,083
              San Diego County COP (MLO),
    1,540       Series 2005 (INS)                                       5.00              2/01/2029              1,604
    2,000       Series 2005 (INS)                                       5.00              2/01/2030              2,082
   18,000     San Francisco Bay Area Rapid Transit RB,
                Series 1999 (PRE)(INS)                                  5.50              7/01/2029             19,729
              San Francisco City and County Airport RB,
    3,190       2nd Series-Issue 24B (INS)                              5.63              5/01/2025              3,486
    8,845       2nd Series-Issue 24B (INS)                              5.63              5/01/2030              9,667
    5,000       2nd Series-Issue 29B (INS)                              5.13              5/01/2017              5,363
              San Jose GO,
    2,365       Series 2001 (Library & Parks Project) (INS)             5.10              9/01/2020              2,528
    2,000       Series 2001 (Library & Parks Project) (INS)             5.10              9/01/2021              2,137
    4,785     San Jose MFH RB, Series 1992A                             4.95              4/01/2012              4,923
   14,000     Santa Ana USD GO, Series 2000 (INS)                       5.70              8/01/2029             15,449

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON                  FINAL             MARKET
   AMOUNT     SECURITY                                                  RATE               MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
  $11,215     Santa Clara Valley Water District RB,
                Series 2000A (INS)                                      5.63%             2/01/2025           $ 12,162
              State Department Water Resources Power
                Supply RB,
    5,000       Series 2002A (INS)                                      5.50              5/01/2016              5,558
    8,000       Series A (INS)                                          5.75              5/01/2017              9,051
    5,000       Series A (INS)                                          5.38              5/01/2022              5,480
              State Department Water Resources Water
                System RB,
    7,135       Series 2005AD (INS)                                     5.00             12/01/2026              7,535
    2,530       Series 2005AD (INS)                                     5.00             12/01/2027              2,668
    3,380       Series 2005AD (INS)                                     5.00             12/01/2028              3,558
              State GO,
    7,000       Series 1999 (INS)                                       5.50              9/01/2024              7,694
   10,000       Series 1999 (INS)                                       5.88             10/01/2026             10,998
   27,825       Series 2000 (PRE)(INS)                                  5.75              3/01/2030             31,130
   20,000       Series 2005                                             5.00              6/01/2031             20,784
              State Public Works Board Lease RB (MLO),
    5,000       Series 2003C (Department of Corrections)                5.50              6/01/2023              5,432
    5,500       Series 2004F (The Regents of the Univ.
                of California)                                          5.00             11/01/2029              5,697
    2,400       Series 2005A                                            5.25              6/01/2024              2,559
    2,500       Series 2005A                                            5.25              6/01/2025              2,662
    7,900       Series 2005A                                            5.25              6/01/2030              8,347
    3,970     State Univ. Systemwide RB,
                Series 2005A (INS)                                      5.00             11/01/2024              4,207
    5,420     Statewide Communities Development Auth.
                COP, Lutheran Homes (ETM)                               5.75             11/15/2021              5,690
              Statewide Communities Development
                Auth. RB,
    8,000       Series 2002A (Kaiser Permanente)                        5.50             11/01/2032              8,392
    5,000       Series 2002A (Univ. Irving Apt.) (INS)                  5.50              8/01/2022              5,251
   20,080     Suisun City Public Financing Auth. RB,
                Series 1998A                                            5.37(a)          10/01/2033              4,253
              Univ. of California Hospital RB,
    2,000       Series 2004A (UCLA Medical Center) (INS)                5.50              5/15/2021              2,209
    1,000       Series 2004A (UCLA Medical Center) (INS)                5.50              5/15/2022              1,105
    1,000       Series 2004A (UCLA Medical Center) (INS)                5.50              5/15/2024              1,104
              Univ. of California RB,
    4,000       Series 1996 (PRE)(INS)                                  5.75              7/01/2024              4,126
    5,000       Series 2003A (INS)                                      5.13              5/15/2017              5,418

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON                  FINAL             MARKET
   AMOUNT     SECURITY                                                  RATE               MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 5,000       Series 2003A (INS)                                      5.13%             5/15/2018           $  5,414
              Val Verde USD COP (MLO),
    2,330       Series 2005B (INS)                                      5.00              1/01/2024              2,436
    2,200       Series 2005B (INS)                                      5.00              1/01/2030              2,293
   14,675     Vallejo Sanitation and Flood Control COP,
                Series 1993 (INS)                                       5.00              7/01/2019             16,012
    4,250     Ventura County Community College District GO,
                Series 2002A (INS)                                      5.50              8/01/2023              4,722
              Washington Township Health Care District RB,
   11,000       Series 1993                                             5.50              7/01/2018             11,009
    7,845       Series 1993                                             5.25              7/01/2023              7,850
    7,085       Series 1999                                             5.13              7/01/2023              7,269
    1,515     Watsonville Hospital RB, Series 1996A (ETM)               6.20              7/01/2012              1,706
              Westlands Water District Revenue COP,
    3,095       Series 2002A (INS)                                      5.25              9/01/2020              3,346
    2,260       Series 2002A (INS)                                      5.25              9/01/2021              2,444

              PUERTO RICO (2.5%)
   10,000     Commonwealth GO, Series 2003A                             5.25              7/01/2022             10,573
    6,600     Highway and Transportation Auth. RB,
                Series Y (PRE)(INS)                                     5.50              7/01/2026              6,828
                                                                                                              --------
              Total fixed-rate instruments (cost: $628,579)                                                    668,084
                                                                                                              --------
              PUT BONDS (0.4%)

              CALIFORNIA
    3,000     Statewide Communities Development Auth. RB,
                Series 2002E (Kaiser Permanente)
                (cost: $3,000)                                          4.70             11/01/2036              3,126
                                                                                                              --------
              PERIODIC AUCTION RESET BONDS (1.5%)

              CALIFORNIA
    5,000     Statewide Communities Development Auth.
                COP, SAVRS, Series 1998 (INS)                           4.25             12/01/2028              5,000
    5,250     Statewide Communities Development Auth.
                COP, SAVRS, Series 1999 (INS)                           4.10              5/15/2029              5,250
                                                                                                              --------
              Total periodic auction reset bonds (cost: $10,250)                                                10,250
                                                                                                              --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON                  FINAL             MARKET
   AMOUNT     SECURITY                                                  RATE               MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (0.4%)

              CALIFORNIA
  $   700     Irvine Limited Obligation Improvement Bonds,
                Series 2001A (LOC - Bank of New York
                Co, Inc.)                                               2.77%             9/02/2026           $    700
       55     Irvine Ranch Water District Consolidated
                Bonds, Series 1985B (LOC - Landesbank
                Hessen-Thuringen)                                       2.95             10/01/2009                 55
    2,000     State Financing Auth. PCRB, Series 1996C
                (LOC - JPMorgan Chase Bank)                             2.80             11/01/2026              2,000
              Statewide Communities Development Auth. RB,
      100       Series 2001A (LOC - U.S. Bank, N.A.)                    2.77             10/01/2031                100
      100       Series 2004 (LOC - Bank of America, N.A.)               2.76              7/01/2034                100
                                                                                                              --------
              Total variable-rate demand notes (cost: $2,955)                                                    2,955
                                                                                                              --------

              TOTAL INVESTMENTS (COST: $644,784)                                                              $684,415
                                                                                                              ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $644,784)    $684,415
   Cash                                                                              47
   Receivables:
      Capital shares sold                                                           116
      Interest                                                                    9,691
                                                                               --------
         Total assets                                                           694,269
                                                                               --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                       799
      Dividends on capital shares                                                   811
   Accrued management fees                                                          201
   Accrued transfer agent's fees                                                      1
   Other accrued expenses and payables                                               30
                                                                               --------
         Total liabilities                                                        1,842
                                                                               --------
            Net assets applicable to capital shares outstanding                $692,427
                                                                               ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $650,492
   Accumulated net realized gain on investments                                   2,304
   Net unrealized appreciation of investments                                    39,631
                                                                               --------
            Net assets applicable to capital shares outstanding                $692,427
                                                                               ========
   Capital shares outstanding                                                    61,727
                                                                               ========
   Authorized shares of $.01 par value                                          140,000
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  11.22
                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                    $16,538
                                                                      -------
EXPENSES
   Management fees                                                      1,208
   Administration and servicing fees                                      514
   Transfer agent's fees                                                  111
   Custody and accounting fees                                             61
   Postage                                                                 18
   Shareholder reporting fees                                              10
   Directors' fees                                                          4
   Professional fees                                                       23
   Other                                                                   10
                                                                      -------
      Total expenses                                                    1,959
   Expenses paid indirectly                                               (21)
                                                                      -------
      Net expenses                                                      1,938
                                                                      -------
NET INVESTMENT INCOME                                                  14,600
                                                                      -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain:
      Unaffiliated transactions                                         1,819
      Affiliated transactions (Note 7)                                     84
   Change in net unrealized appreciation/depreciation                   3,512
                                                                      -------
      Net realized and unrealized gain                                  5,415
                                                                      -------
   Increase in net assets resulting from operations                   $20,015
                                                                      =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2005

                                                                9/30/2005         3/31/2005
                                                                ---------------------------
FROM OPERATIONS
   Net investment income                                         $ 14,600          $ 28,842
   Net realized gain on investments                                 1,903               851
   Change in net unrealized appreciation/depreciation
      of investments                                                3,512            (9,900)
                                                                 --------------------------
      Increase in net assets resulting from operations             20,015            19,793
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (14,600)          (28,842)
   Net realized gains                                                   -            (2,314)
                                                                 --------------------------
      Distributions to shareholders                               (14,600)          (31,156)
                                                                 --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       43,543            58,291
   Dividend reinvestments                                           9,758            20,772
   Cost of shares redeemed                                        (35,460)          (73,336)
                                                                 --------------------------
      Increase in net assets from capital
         share transactions                                        17,841             5,727
                                                                 --------------------------
   Net increase (decrease) in net assets                           23,256            (5,636)

NET ASSETS
   Beginning of period                                            669,171           674,807
                                                                 --------------------------
   End of period                                                 $692,427          $669,171
                                                                 ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      3,860             5,220
   Shares issued for dividends reinvested                             865             1,864
   Shares redeemed                                                 (3,148)           (6,619)
                                                                 --------------------------
      Increase in shares outstanding                                1,577               465
                                                                 ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                 their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

              short-term securities. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2005.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2005, these custodian and other bank credits reduced the Fund's expenses by $21,000.

           F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

              these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2005, the Fund paid CAPCO facility fees of $1,000, which represents 2.2% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2005.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2006, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2005, were $86,794,000 and $76,351,000, respectively.

         As of September 30, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2005, were $40,482,000 and $851,000, respectively, resulting in net unrealized appreciation of $39,631,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index, which tracks the total return performance of the

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

              30 largest funds in the Lipper California Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2005, the Fund's effective base fee was 0.31% of the Fund's average net assets.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------
+/- 0.20% to 0.50%               +/- 0.04%
+/- 0.51% to 1.00%               +/- 0.05%
+/- 1.01% and greater            +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper California Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended September 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $1,208,000, which included a performance adjustment of $136,000 that increased the base management fee of 0.31% by 0.04%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $514,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2005, the Fund reimbursed the Manager $9,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

              related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $111,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2005, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                                                  NET REALIZED
                                                                    COST TO      GAIN (LOSS) TO
               SELLER                        PURCHASER             PURCHASER         SELLER
         ---------------------------------------------------------------------------------------
         USAA California Bond Fund    USAA Long-Term Fund          $9,169,000       $ 84,000
         USAA Long-Term Fund          USAA California Bond Fund     6,399,000        (82,000)

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       SEPTEMBER 30,                          YEAR ENDED MARCH 31,
                                       -----------------------------------------------------------------------------------
                                           2005            2005           2004           2003           2002          2001
                                       -----------------------------------------------------------------------------------
Net asset value at
   beginning of period                 $  11.12        $  11.31       $  11.25       $  10.73       $  11.03      $  10.38
                                       -----------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                    .24             .49            .49            .51            .53           .56
   Net realized and
      unrealized gain (loss)                .10            (.15)           .12            .52           (.30)          .65
                                       -----------------------------------------------------------------------------------
Total from investment operations            .34             .34            .61           1.03            .23          1.21
                                       -----------------------------------------------------------------------------------
Less distributions:
   From net investment income              (.24)           (.49)          (.49)          (.51)          (.53)         (.56)
   From realized capital gains                -            (.04)          (.06)             -              -             -
                                       -----------------------------------------------------------------------------------
   Total distributions                     (.24)           (.53)          (.55)          (.51)          (.53)         (.56)
                                       -----------------------------------------------------------------------------------
Net asset value at end of period       $  11.22        $  11.12       $  11.31       $  11.25       $  10.73      $  11.03
                                       ===================================================================================
Total return (%)*                          3.07            3.07           5.54           9.74           2.20         12.05
Net assets at end of period (000)      $692,427        $669,171       $674,807       $700,665       $660,937      $663,237
Ratio of expenses to
   average net assets (%)**(b)              .57(a)          .57            .58            .54            .49           .39
Ratio of net investment income to
   average net assets (%)**                4.26(a)         4.38           4.36           4.58           4.84          5.31
Portfolio turnover (%)                    11.29           13.61          20.71          25.61          38.84         33.06

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended September 30, 2005, average net assets were $683,918,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.01%)          (.00%)(+)      (.00%)(+)      (.00%)(+)      (.02%)           -
    (+) Represents less than 0.01% of average net assets.

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2005, through September 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                     BEGINNING               ENDING             DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE         APRIL 1, 2005 -
                                   APRIL 1, 2005       SEPTEMBER 30, 2005     SEPTEMBER 30, 2005
                                   -------------------------------------------------------------
         Actual                       $1,000.00             $1,030.70                $2.88
         Hypothetical
           (5% return before expenses) 1,000.00              1,022.23                 2.87

         *Expenses are equal to the Fund's annualized expense ratio of 0.56%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.07% for the six-month period of April 1, 2005, through September 30, 2005.

38

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads or front-end loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail and institutional open-end investment companies in the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was the median of its expense group and was above the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2004.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the relatively small universe of fixed-income funds that currently have breakpoints in their advisory fee. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

44

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                                                                              45

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                                                                              47

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48

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
        AND DISTRIBUTOR

         TRANSFER AGENT       USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

          CUSTODIAN AND       State Street Bank & Trust Company
       ACCOUNTING AGENT       P.O. Box 1713
                              Boston, Massachusetts 02105

            INDEPENDENT       Ernst & Young LLP
      REGISTERED PUBLIC       100 West Houston St., Suite 1800
        ACCOUNTING FIRM       San Antonio, Texas 78205

              TELEPHONE       Call toll free - Central time
       ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

         FOR ADDITIONAL       (800) 531-8181
      INFORMATION ABOUT       For account servicing, exchanges,
           MUTUAL FUNDS       or redemptions (800) 531-8448

        RECORDED MUTUAL       24-hour service (from any phone)
      FUND PRICE QUOTES       (800) 531-8066

            MUTUAL FUND       (from touch-tone phones only)
         USAA TOUCHLINE       For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

        INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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      [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
           USAA               ----------------------------------
                                 INSURANCE o MEMBER SERVICES

39600-1105                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 22, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 28, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 22, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.